As filed with the Securities and Exchange Commission on June 13, 1997


             1933 Act File No. 333-25429; 1940 Act File No. 811-7820

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No. _____

                       Post-Effective Amendment No. __1__
                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (816) 531-5575
              (Registrant's Telephone Number, Including Area Code)

         American Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)


                              James E. Stowers III
         American Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
                     (Name and address of Agent for Service)

           Approximate Date of Proposed Public Offering June 16, 1997


The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Rule 24f-2 notice for the fiscal year ended March 31, 1997 was filed on May 30, 1997.

================================================================================

The  Real  Estate  Fund  Prospectus/Proxy   Statement  dated  May  21,  1997  is
incorporated herein by reference to the Registrant's filing on Form N-14 on April 18, 1997 (Accession # 0000908186-97-000005).

                        AMERICAN CENTURY REAL ESTATE FUND
                                   A SERIES OF
                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

                       REGISTRATION STATEMENT ON FORM N-14

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(a))

PART A OF FORM N-14

The Cross Reference Sheet, along with Parts A and B of the Form N-14, are incorporated herein by reference to the Registrant's filing on Form N-14 on April 18, 1997 (Accession # 0000908186-97-000005).

PART C   OTHER INFORMATION

ITEM 15  Indemnification.

The Registrant is a Maryland corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

Article XIII of the Registrant's Articles of Incorporation, Exhibit 1, requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 16. Exhibits (all exhibits not filed herein are being incorporated herein by reference).

1.       (a)      Articles  of   Incorporation   of  American   Century  Capital
                  Portfolios,   Inc.   (formerly   Twentieth   Century   Capital
                  Portfolios, Inc.), dated June 11, 1993 (filed electronically as an exhibit to Post-Effective Amendment No. 5 on Form N-1A on July 31, 1996, File No. 33-64872).

         (b) Articles Supplementary of American Century Capital Portfolios, Inc. (formerly Twentieth Century Capital Portfolios, Inc.), dated March 11, 1996 (filed electronically as an exhibit to Post-Effective Amendment No. 5 on Form N-1A on July 31, 1996, File No. 33-64872).

         (c) Articles of Amendment of American Century Capital Portfolios (formerly Twentieth Century Capital Portfolios, Inc.), Inc., dated December 2, 1996 (filed electronically as an exhibit to Post-Effective Amendment No. 7 on Form N-1A on March 3, 1997, File No. 33-64872).

         (d) Articles Supplementary of American Century Capital Portfolios, Inc., dated December 2, 1996 (filed electronically as an exhibit to Post-Effective Amendment No. 7 on Form N-1A on March 3, 1997, File No. 33-64872).

2. By-laws of American Century Capital Portfolios, Inc. (formerly Twentieth Century Capital Portfolios, Inc.), (filed electronically as an exhibit to Post-Effective Amendment No. 5 on Form N-1A on July 31, 1996, File No. 33-64872).

3.       Voting Trust Agreements - None.

4. Agreement and Plan of Merger (filed electronically as an exhibit to Form N-14 on April 18, 1997, File No. 333-25429).

5. Specimen securities (filed as an exhibit to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of the Registrant, File No. 33-64872).

6.       (a)      Management   Agreement   between   American   Century  Capital
                  Portfolios,  Inc. and American Century Investment  Management,
                  Inc., dated May 8, 1997 (filed herein as EX-99.6a).

         (b)      Investment  Subadvisory  Agreement  between  American  Century
                  Investment Management, Inc. and RREEF Real Estate Securities Advisers L.P., dated May 8, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 7 on Form N-1A on March 3, 1997, File No. 33-64872).

7. Distribution Agreement between TCI Portfolios, Inc., American Century Capital Portfolios, Inc., (formerly known as Twentieth Century Capital Portfolios Inc.) Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Strategic Asset Allocations, Inc., Twentieth Century World Investors, Inc., and Twentieth Century Securities, Inc. dated September 3, 1996 (filed electronically as an exhibit to Post-Effective Amendment No. 75 on Form N-1A of Twentieth Century Investors, Inc., File No. 2-14213).

8.       Bonus and Profit Sharing Plan, Etc. - None.

9.       (a)      Custodian  Agreement,  dated as of September  21, 1994, by and between American Century Capital  Portfolios,  Inc.  (formerly
                  Twentieth  Century  Capital   Portfolios,   Inc.)  and  United
                  Missouri Bank, N.A. (filed electronically as an exhibit to Post-Effective Amendment No. 5 on Form N-1A on July 31, 1996,
                  File No. 33-64872).

         (b) Custody Agreement dated September 12, 1995, between UMB Bank, N.A., Investors Research Corporation, Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Premium Reserves, Inc. and American Century Capital Portfolios, Inc. (formerly Twentieth Century Capital Portfolios, Inc.) (filed as an exhibit to Pre-Effective Amendment No. 4 on Form N-1A of Twentieth Century Strategic Asset Allocations, Inc., File No. 33-79482).

         (c) Amendment No. 1 to Custody Agreement, dated January 25, 1996, between UMB Bank, N.A., Investors Research Corporation, Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Premium Reserves, Inc. and American Century Capital Portfolios, Inc. (formerly Twentieth Century Capital Portfolios, Inc.) (filed as an exhibit to Pre-Effective Amendment No. 4 on Form N-1A of Twentieth Century Strategic Asset Allocations, Inc., File No. 33-79482).

         (d) Global Custody Agreement between Chase Manhattan Bank, N.A., and the American Century (formerly Twentieth Century and
                  Benham) funds dated August 9, 1996 (filed as an exhibit to Post-Effective Amendment No. 31 on Form N-1A of American Century Government Income Trust, File No. 2-99222).

         (e) Master Agreement between Commerce Bank, N.A. and Twentieth Century Services, Inc. dated January 22, 1997 (filed as an exhibit to Post-Effective Amendment No. 76 on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213).

10.      (a)      Master Distribution and Shareholder  Services Plan of American
                  Century Capital  Portfolios,  Inc. (formerly Twentieth Century
                  Capital Portfolios, Inc.,), Twentieth Century Investors, Inc.,
                  Twentieth  Century  Strategic  Asset  Allocations,   Inc.  and
                  Twentieth Century World Investors,  Inc. (Advisor Class) dated
                  September 3, 1996 (filed electronically as an exhibit to Post-Effective Amendment No. 75 on Form N-1A of Twentieth
                  Century Investors, Inc., File No. 2-14213).

         (b)      Shareholder   Services  Plan  of  American   Century   Capital
                  Portfolios, Inc. (formerly Twentieth Century Capital Portfolios, Inc.), Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc., and Twentieth Century World Investors, Inc. (Service Class) dated September 3, 1996 (filed electronically as an exhibit to Post-Effective Amendment No. 75 on Form N-1A of Twentieth Century Investors, Inc., File No. 2-14213).

11. Opinion and consent of Counsel (filed electronically as an exhibit to Form N-14 on April 18, 1997, File No. 333-25429).

12. Opinion and Consent of Dechert Price & Rhoads with respect to tax matters (filed herein as EX-99.12).

13. Transfer Agency Agreement, dated as of August 1, 1993, by and between American Century Capital Portfolios, Inc. (formerly Twentieth Century Capital Portfolios, Inc.), and Twentieth Century Services, Inc. (filed electronically as an exhibit to Post-Effective Amendment No. 5 on Form N-1A on July 31, 1996, File No. 33-64872).

14. Consent of Deloitte & Touche LLP (filed electronically as an exhibit to Form N-14 on April 18, 1997, File No. 333-25429).

15.      Not applicable.

16. Power of Attorney (filed electronically as an exhibit to Post-Effective Amendment No. 5 on Form N-1A on July 31, 1996, File No. 33-64872).

17. Form of Proxy (filed electronically as an exhibit to Form N-14 on April 18, 1997, File No. 333-25429).

27.      (a)      Financial   Data   Schedule   for  American   Century   Value,
                  (EX-27.1.1).

         (b) Financial Data Schedule for American Century Equity Income (EX-27.1.2).


ITEM 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Kansas City, State of Missouri on the 13th day of June, 1997.

                         American Century Capital Portfolios, Inc.
                                  (Registrant)

                         By: /s/ Patrick A. Looby
                             Patrick A. Looby,
                             Vice President and Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

         Signature                                   Title                          Date
         ---------                                   -----                          ----

*James E. Stowers, Jr                       Chairman of the Board               June 13, 1997
------------------------                    and Director
James E. Stowers, Jr.

*James E. Stowers III                       President, Director                 June 13, 1997
------------------------                    and Principal Executive
James E. Stowers, III                       Officer

*Robert T. Jackson                          Executive Vice President-           June 13, 1997
------------------------                    Finance and Principal
Robert T. Jackson                           Financial Officer

*Maryanne Roepke                            Treasurer and Principal             June 13, 1997
------------------------                    Accounting Officer
Maryanne Roepke

*Thomas A. Brown                            Director                            June 13, 1997
------------------------
Thomas A. Brown

*Robert W. Doering, M.D.                    Director                            June 13, 1997
-------------------------
Robert W. Doering, M.D.

*D. D. (Del) Hock                           Director                            June 13, 1997
-------------------------
D. D. (Del) Hock

*Linsley L. Lundgaard                       Director                            June 13, 1997
-------------------------
Linsley L. Lundgaard

*Donald H. Pratt                            Director                            June 13, 1997
--------------------------
Donald H. Pratt

*Lloyd T. Silver, Jr.                       Director                            June 13, 1997
--------------------------
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord                     Director                            June 13, 1997
---------------------------
M. Jeannine Strandjord

*By /s/Patrick A. Looby
    Patrick A. Looby
    Attorney-in-Fact